RECONCILIATION OF FINANCIAL STATEMENTS TO SCHEDULE H OF FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Schedule H of Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,211,010,303	$1,030,165,595
Employer contribution receivable not accrued on Schedule H of Form 5500	(776,347)	(648,942)
Employee contributions receivable not accrued on Schedule H of Form 5500	(3,817,160)	(3,439,682)
Deemed distributions	(918,540)	(578,376)
Net assets available for benefits per Schedule H of Form 5500	$1,205,498,256	$1,025,498,595

The following is a reconciliation of the net increase in assets per the financial statements for the year ended December 31, 2025 to Schedule H of Form 5500:

Year Ended
December 31, 2025
Net increase in net assets per the financial statements	$180,844,708
Net change in employer contribution receivable	(127,405)
Net change in participant contribution receivable	(377,478)
Net change in deemed distributions	(340,164)
Net increase in net assets per the Form 5500	$179,999,661